Securities purchased (sold) under resale (repurchase) agreements - Securities sold under repurchase agreements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	R$ 58,713,869	R$ 71,779,721
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	17,063,099	22,057,137
Brazilian sovereign bonds [Member]
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	21,595,733	45,871,065
Debentures [Member]
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	22,607,747	14,889,816
Real Estate Receivable Certificates
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	7,336,475	9,260,382
Agribusiness Receivables Certificates (CRA) [Member]
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	1,544,830	1,741,369
Corporate debt – foreign [Member]
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	5,629,084	0
Other securities sold under repurchase agreements [Member]
Securities Purchased Under Agreements to Resell [Line Items]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	R$ 0	R$ 17,088